July 1, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendments to the Registration Statements on Form N-2 for PNC Absolute Return Fund LLC (Securities Act File No. 333-128721; Investment Company Act File No. 811-21088)

Ladies and Gentlemen:

We are filing via EDGAR, on behalf of the registrant listed above (“Registrant”), and pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 2 and Rule 8b-16 under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-2 (the “Amendments”). The Registrant is filing the Amendment primarily to update financial information to comply with Section 10(a)(3) of the Securities Act, but to also make certain other revisions that the Registrant believes do not require review by the staff of the Division of Investment Management. There have been no changes to the disclosure regarding the terms of the offer, the structure under which the Registrant operates, and the investments which the Registrant intends to make through the Master Fund. To expedite the processing of the filing, the Registrant notes the following changes from the current effective registration statement:

•	Updated investment adviser and portfolio manager information (there have been changes to the name of the investment adviser and to the portfolio management team); and

•	Updated escrow agent information (the escrow agent has been changed to UMB Bank, N.A.)

In order to ensure the continuous offering of its interests, the Registrant requests that the Amendment be declared effective by the Securities and Exchange Commission (the “Commission”) no later than Tuesday, July 29, 2008.

In light of the limited number and complexity of the changes contained in the Amendment, Registrant hereby requests that the filing not be reviewed by the staff of the Commission. Registrant understands that its request will be considered as an acknowledgement by it of its statutory obligations under the federal securities laws to provide appropriate disclosure of material information. In this regard, the Registrant hereby acknowledges that:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in its registration statement;

•

should the Commission or the staff, acting pursuant to delegated authority, declare the registration statement effective, it does not foreclose the Commission from taking any action with respect to the registration statement;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the registration statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the registration statement; and

•	the Registrant may not assert the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact Jennifer E. Vollmer at (215) 585-5082 or S. Elliott Cohan at (212) 715-9512 with any questions or comments you may have regarding the Amendments.

Very truly yours, PNC Absolute Return Fund LLC

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie President

cc:	Jennifer E. Vollmer, Esq.
PNC Capital Advisors, Inc.

S. Elliot Cohan, Esq.
Kramer Levin Naftalis & Frankel LLP